Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Equity Instruments at Fair Value Through Other Comprehensive Income-Securities (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 1,629	R$ 1,640
Adjustments to fair value (in Stockholders' equity)	(886)	(258)
Expected loss	0	0
Fair Value	743	1,382
Negotiable shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,629	1,640
Adjustments to fair value (in Stockholders' equity)	(886)	(258)
Expected loss	0	0
Fair Value	R$ 743	R$ 1,382